Investments with Continuous Unrealized Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 2,473,260	$ 1,394,934
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(10,352)	(3,495)
Investments with continuous unrealized losses for 12 months or greater, Fair value	74,076	351,611
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(387)	(2,179)
Total Investments with continuous unrealized losses, Fair value	2,547,336	1,746,545
Total Investments with continuous unrealized losses, Unrealized losses	(10,739)	(5,674)
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	2,138,546	1,199,879
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(9,027)	(2,994)
Investments with continuous unrealized losses for 12 months or greater, Fair value	68,084	257,258
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(379)	(1,666)
Total Investments with continuous unrealized losses, Fair value	2,206,630	1,457,137
Total Investments with continuous unrealized losses, Unrealized losses	(9,406)	(4,660)
Government Sponsored Enterprises Debentures
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	308,026	177,953
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(1,252)	(487)
Investments with continuous unrealized losses for 12 months or greater, Fair value	5,992	89,350
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(8)	(508)
Total Investments with continuous unrealized losses, Fair value	314,018	267,303
Total Investments with continuous unrealized losses, Unrealized losses	(1,260)	(995)
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	26,688	17,102
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(73)	(14)
Investments with continuous unrealized losses for 12 months or greater, Fair value		5,003
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses		(5)
Total Investments with continuous unrealized losses, Fair value	26,688	22,105
Total Investments with continuous unrealized losses, Unrealized losses	$ (73)	$ (19)